Line of Credit and Long-Term Debt	12 Months Ended
Jun. 30, 2014
Line of Credit and Long-Term Debt
Line of Credit and Long-Term Debt

(11) Line of Credit and Long-Term Debt

The Company maintained a line of credit agreement with a bank. Under this agreement, the Company had access of up to $2,500 of which $166 was earmarked for a letter of credit. Interest was payable monthly at the bank’s base rate (3.25% at June 30, 2013) plus 1.50%, with a floor of 5.50%. A commitment fee on the average daily undisbursed amount was assessed quarterly at a rate of 0.375% per anum. The line of credit was collateralized by all of the Company’s assets and a personal guarantee of a Company stockholder and was cross-collateralized to the Company’s note payable—bank (see below). The line of credit was due to expire on December 31, 2013, but it was increased to $3,500 and extended until December 31, 2015. The Company terminated the line of credit on March 31, 2014. There were no outstanding borrowings under this line of credit as of June 30, 2013.

Long-term debt at June 30, 2013 and 2014 consisted of the following:

	Year ended June 30,
	2013	2014

Note payable—bank	$1,563	—
Note payable—related parties	—	—
Total long-term debt	1,563	—
Less current installments	625	—
Long-term debt, excluding current installments	$938	—

The note payable—bank agreement called for payments of interest payable monthly at 6.50% with monthly principal payments in the amount of $52 commencing January 31, 2012 through maturity. The note was collateralized by substantially all of the Company assets and a personal guarantee of a Company stockholder. The note was cross-collateralized to the line of credit. The note was subject to certain prepayment penalties, as defined in the agreement. The Company repaid this note on March 31, 2014 as part of its intended use of IPO proceeds, and no prepayment penalties were assessed in accordance with the terms of the agreement.  Interest expense related to this agreement was $175, $123 and $67 for the three years ended June 30, 2012, 2013 and 2014, respectfully.

In accordance with the terms of the line of credit and note payable—bank agreements, the Company was required to comply with certain financial and non-financial covenants. The Company was in compliance with all covenants for the year ended June 30, 2013.

The notes payable—related parties bore interest at 8.00%. Principal and interest were paid in full in March of 2013. The notes were unsecured and were subordinated to the line of credit and note payable—bank. Interest expense on these notes was $87 and $69 for the years ended June 30, 2012 and 2013, respectively.